SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Percentage of Completion Account Balances (Details) - USD ($) $ in Thousands	Dec. 25, 2021	Dec. 26, 2020
Cost and Earnings in Excess of Billings	$ 5,602	$ 4,169
Billings in Excess of Cost and Earnings	$ 10,744	$ 11,530